Condensed Consolidating Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 5,545		$ 9,217	$ 15,068	$ 5,977	$ 4,328	$ 2,361
Accounts receivable, net	529,147		686,392		696,762
Accounts receivable-affiliates	3,411		1,404		1,307
Inventories	455,709		572,806		634,667
Brokerage margin deposits	10,792		21,792		54,726
Fair value of forward fixed price contracts	57,121		46,007		48,062
Prepaid expenses and other current assets	53,989		36,693		65,432
Total current assets	1,115,714		1,374,311		1,506,933
Property and equipment, net	823,583		803,636		712,322
Intangible assets, net	54,195		67,769		60,822
Goodwill	154,078		154,078		32,326
Other assets	30,124		28,128		17,349
Total assets	2,177,694		2,427,922		2,329,752
Current liabilities:
Accounts payable	545,749		781,119		759,698
Working capital revolving credit facility-current portion	113,000		0		83,746
Line of credit	700		3,700
Environmental liabilities-current portion	3,320		3,377		4,341
Trustee taxes payable	82,133		80,216		91,494
Accrued expenses and other current liabilities	63,484		65,963		71,442
Obligations on forward fixed price contracts	55,754		38,197		34,474
Total current liabilities	864,140		972,572		1,045,195
Working capital revolving credit facility-less current portion	92,000		327,000		340,754
Revolving credit facility	272,600		434,700		422,000
Senior notes	368,012		148,268
Environmental liabilities-less current portion	36,533		37,762		39,831
Other long-term liabilities	47,253		44,440		45,511
Total liabilities	1,680,538		1,964,742		1,893,291
Commitments and contingencies (see Note 13)
Global Partners LP equity:
Common unitholders (30,995,563 units issued and 00,000,000 outstanding at December 31, 2014 and 27,430,563 units issued and 27,260,747 outstanding at December 31, 2013)	456,494		426,785		456,538
General partner interest (0.74% and 0.83% interest with 230,303 equivalent units outstanding at December 31, 2014 and 2013 respectively)	391		(238)		(407)
Accumulated other comprehensive loss	(9,371)	(10,705)	(11,310)		(19,670)	(20,495)
Total Global Partners LP equity	447,514		415,237		436,461
Noncontrolling interest	49,642		47,943
Total partners' equity	497,156		463,180		436,461	315,289	276,816
Total liabilities and partners' equity	2,177,694		2,427,922		2,329,752
Eliminations
Current assets:
Cash and cash equivalents	680		783
Accounts receivable, net	1,918		575
Accounts receivable-affiliates	(1,643)		773
Total current assets	955		2,131
Total assets	955		2,131
Current liabilities:
Accounts payable	275		1,348
Total current liabilities	275		1,348
Total liabilities	275		1,348
Global Partners LP equity:
Total Global Partners LP equity	680		783
Total partners' equity	680		783
Total liabilities and partners' equity	275		783
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	17,222		8,371
Accounts receivable, net	525,817		684,316
Accounts receivable-affiliates	3,136		55
Inventories	455,709		572,806
Brokerage margin deposits	10,792		21,792
Fair value of forward fixed price contracts	57,121		46,007
Prepaid expenses and other current assets	53,811		36,339
Total current assets	1,108,108		1,368,903
Property and equipment, net	780,493		765,551
Intangible assets, net	48,408		53,716
Goodwill	68,015		68,015
Other assets	30,124		28,128
Total assets	2,035,148		2,284,313
Current liabilities:
Accounts payable	544,404		777,072
Working capital revolving credit facility-current portion	113,000
Environmental liabilities-current portion	3,320		3,377
Trustee taxes payable	82,133		80,216
Accrued expenses and other current liabilities	62,427		65,401
Obligations on forward fixed price contracts	55,754		38,197
Total current liabilities	861,038		964,263
Working capital revolving credit facility-less current portion	92,000		327,000
Revolving credit facility	272,600		434,700
Senior notes	368,012		148,268
Environmental liabilities-less current portion	36,533		37,762
Other long-term liabilities	47,253		44,440
Total liabilities	1,677,436		1,956,433
Global Partners LP equity:
Total Global Partners LP equity	357,712		327,880
Total partners' equity	357,712		327,880
Total liabilities and partners' equity	2,035,148		2,284,313
Non-Guarantor Subsidiary
Current assets:
Cash and cash equivalents	3,143		846
Accounts receivable, net	1,412		1,501
Accounts receivable-affiliates	1,918		576
Prepaid expenses and other current assets	178		354
Total current assets	6,651		3,277
Property and equipment, net	43,090		38,085
Intangible assets, net	5,787		14,053
Goodwill	86,063		86,063
Total assets	141,591		141,478
Current liabilities:
Accounts payable	1,070		2,699
Line of credit	700		3,700
Accrued expenses and other current liabilities	1,057		562
Total current liabilities	2,827		6,961
Total liabilities	2,827		6,961
Global Partners LP equity:
Total Global Partners LP equity	89,122		86,574
Noncontrolling interest	49,642		47,943
Total partners' equity	138,764		134,517
Total liabilities and partners' equity	$ 41,591		$ 141,478